CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of Brookfield Renewables strategy
Brookfield Renewable’s strategy during 2019, which was unchanged from 2018, was to maintain the measures set out in the following schedule as at December 31:

	Corporate		Consolidated
(MILLIONS)	2019	2018	2019	2018
Corporate credit facility(1)	$299	$721	$299	$721
Debt
Medium term notes(2)	$1,808	$1,613	$1,808	$1,613
Non-recourse borrowings(3)	—	—	8,964	8,465
	1,808	1,613	10,772	10,078
Deferred income tax liabilities, net(4)	—	—	4,421	4,049
Equity
Participating non-controlling interest - in operating subsidiaries	—	—	8,742	8,129
Preferred equity	597	568	597	568
Preferred limited partners' equity	833	707	833	707
Unitholders' equity(5)	7,959	7,802	7,959	7,802
Total capitalization	$11,197	$10,690	$33,324	$31,333
Debt to total capitalization	16%	15%	32%	32%

(1)	Draws on corporate credit facilities are excluded from the debt to total capitalization ratios as they are not a permanent source of capital.

(2)	Medium term notes are unsecured and guaranteed by Brookfield Renewable and excludes $7 million (2018: $6 million) of deferred financing fees.

(3)
Consolidated non-recourse borrowings includes $142 million (2018: $6 million) borrowed under a subscription facility of a Brookfield sponsored private fund and excludes $60 million (2018: $75 million) of deferred financing fees, net of unamortized premiums.

(4)	Deferred income tax liabilities less deferred income tax assets.

(5)	Unitholders' equity includes equity attributable to Limited partners' equity, Redeemable/Exchangeable partnership units, and GP interest.